INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

NOTE L - INCOME TAXES

Income tax expense (benefit), including tax of $0 from discontinued operations, consists of:

	Current	Deferred	Total
Year ended December 31, 2020:
U.S. federal	$(451,000)	$271,000	$(180,000)
U.S. state	86,000	301,000	387,000
Foreign	1,993,000	(550,000)	1,443,000
Total income tax expense	$1,628,000	$22,000	$1,650,000

	Current	Deferred	Total
Year ended December 31, 2019:
U.S. federal	$529,000	$1,339,000	$1,868,000
U.S. state	1,170,000	(541,000)	629,000
Foreign	3,000	1,664,000	1,667,000
Total income tax expense	$1,702,000	$2,462,000	$4,164,000

	Current	Deferred	Total
Year ended December 31, 2018:
U.S. federal	$2,516,000	$(6,882,000)	$(4,366,000)
U.S. state	391,000	(496,000)	(105,000)
Foreign	1,682,000	(438,000)	1,244,000
Total income tax expense (benefit)	$4,589,000	$(7,816,000)	$(3,227,000)

Tax Rate Reconciliation

The provision for income taxes on pre-tax income differs from the amount  computed  by applying the U.S. federal statutory income tax rate of 21.0% for the years ended December 31, 2020, 2019 and 2018 due to the following:

	2020	2019	2018
Provision for income tax at the federal statutory rate	$2,128,000	$4,130,000	$4,935,000
State taxes	204,000	678,000	(59,000)
Permanent differences	(748,000)	48,000	(4,260,000)
Foreign taxes	—	(222,000)	145,000
Change in valuation allowance	284,000	—	(3,922,000)
Other	(218,000)	(470,000)	(66,000)
Total income tax expense (benefit)	$1,650,000	$4,164,000	$(3,227,000)

Significant Components of  Deferred Taxes

Deferred tax assets and liabilities reflect the net effect of temporary differences between the carrying amounts  of assets and liabilities for financial reporting  purposes and the amounts  used for income tax purposes. The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$424,000	$432,000
Foreign tax credit carryforwards	2,005,000	2,555,000
Inventory basis differences	8,655,000	5,333,000

Deferred rent	83,000	76,000
Maintenance deposit payments	605,000	943,000
Deferred revenue	625,000	1,873,000
Allowance for doubtful accounts	398,000	391,000
Transaction costs	—	523,000
Start up costs	973,000	—
Intangible assets	410,000	807,000
Accrued expenses	1,070,000	1,232,000
Other	112,000	153,000
Total deferred tax assets	$15,360,000	14,318,000
Deferred tax liabilities:
Fixed assets	(6,981,000)	(8,320,000)
Section 481(a) adjustments	(1,784,000)	(633,000)
Deferred insurance proceeds	(603,000)	(611,000)
Total deferred tax liabilities	(9,368,000)	(9,564,000)
Valuation Allowances	(284,000)	—
Deferred income taxes, net	$5,708,000	$4,754,000

The deferred tax assets are adjusted by a valuation allowance if, based on the weight of available evidence, it is more likely than not that a portion or all the deferred assets will not be realized. The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. After considering all of the evidence, both positive and negative, it was determined that it is more likely than not, that the benefit from certain state NOL carryforwards will not be realized. Accordingly, the Company has recorded a valuation allowance of $0.3 million on the deferred tax assets related to these state NOL carryforwards as of December 31, 2020.

At December 31, 2020 and December 31, 2019, the Company had net operating losses available for carry-forward for Federal income tax purposes of approximately $0.5 million and $0.6 million, respectively. These net operating  loss carryforwards will expire on various dates through  2034. Utilization of the net operating loss carryforwards as of December 31, 2020 are subject to annual  limitation  under Sec. 382 of the Internal Revenue Code. A deferred tax asset has been recorded only for those carryforwards that the Company expects to utilize prior to expiration.

The Company  and its subsidiaries file income tax returns in the U.S. federal jurisdiction, various state jurisdictions,  and in Ireland. Tax years beginning in 2017 through  2020 are open for examination by the U.S. Internal  Revenue Service and tax years beginning in 2016 through  2020 are open for examination by various state taxing jurisdictions in which the Company is subject to tax. Tax years beginning in 2016 through 2020 are open for examination by the Irish taxing authorities.

ASC 740, Income Taxes, provides that a tax benefit from an uncertain  tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. ASC 740 also provides guidance on measurement, derecognition, classification, interest and penalties, accounting  in interim periods, and disclosure and transition. As of December 31, 2020 and 2019, there was no reserve for uncertain tax positions.